Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000008867 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008867 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008867 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008867 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008867 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008867 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008867 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008867 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008867 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008867 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000008867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008867 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008867 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000008867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008867 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008867 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008867 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008867 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153948 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153948 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153948 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153948 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000153948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000153948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153948 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000153948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153948 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153948 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153948 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000153948 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153948 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153948 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153947 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153947 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153947 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153947 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153947 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153947 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153947 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153947 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000153947 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000153947 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000153947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000153947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153947 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008868 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008868 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008868 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008868 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008868 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008868 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008868 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008868 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008868 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008868 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000008868 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000008868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008868 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009189 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000009189 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009189 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009189 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009189 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009189 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009189 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009189 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009189 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009189 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009189 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000009189 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009189 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000009189 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009189 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009189 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009189 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009189 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009189 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009189 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009189 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009189 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009189 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223234 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000223234 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223234 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223234 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223234 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223234 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223234 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223234 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223234 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223234 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223234 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000223234 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000223234 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223234 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223234 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000223234 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223234 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223234 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223234 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223234 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223234 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223234 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223234 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223235 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000223235 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223235 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223235 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223235 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223235 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223235 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223235 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223235 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223235 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223235 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000223235 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000223235 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223235 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223235 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000223235 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223235 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223235 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223235 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223235 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223235 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223235 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223235 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223236 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000223236 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223236 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223236 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223236 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223236 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223236 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223236 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223236 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223236 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223236 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000223236 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000223236 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223236 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223236 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000223236 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223236 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223236 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223236 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223236 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223236 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223236 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223236 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223233 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000223233 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223233 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223233 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223233 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223233 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223233 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223233 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223233 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223233 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223233 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000223233 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000223233 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223233 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000223233 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000223233 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223233 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223233 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223233 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223233 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223233 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223233 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223233 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199364 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Moelis And Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199364 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199364 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199364 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000199364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000199364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000199364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000199364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199364 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009243 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Moelis And Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009243 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009243 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009243 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000009243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000009243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000009243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009243 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199363 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Moelis And Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199363 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199363 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199363 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000199363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000199363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000199363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000199363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199363 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199366 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Moelis And Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199366 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199366 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199366 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000199366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000199366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000199366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000199366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199365 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | Crane Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Moelis And Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199365 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199365 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199365 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000199365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000199365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000199365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000199365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199365 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069283 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069283 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000069283 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000069283 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000069283 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069283 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000069283 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000069283 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069283 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102118 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102118 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000102118 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000102118 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000102118 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102118 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000102118 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000102118 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000102118 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000098166 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098166 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000098166 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000098166 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000098166 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098166 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000098166 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000098166 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000098166 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113512 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113512 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000113512 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000113512 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000113512 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113512 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000113512 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000113512 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000113512 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000128529 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000128529 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000128529 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000128529 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000128529 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000128529 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106470 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106470 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000106470 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000106470 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000106470 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106470 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000106470 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000106470 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000106470 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%